Loans - Purchased Credit-Impaired Loans (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Contractual principal
Certain Loans Acquired in Transfer Accounted for as Debt Securities, Accretable Yield Movement Schedule [Roll Forward]
Balance at beginning of year	$ 4,531	$ 6,001	$ 8,016
Advances and increases in cash flows expected to be collected	45	25	36
Reductions resulting from repayments	(1,577)	(1,495)	(1,581)
Increase (reduction) resulting from changes in allowances for credit losses	0	0	0
Reductions resulting from charge-offs	(495)		(470)
Balance at end of year	2,504	4,531	6,001
Non-accretable difference
Certain Loans Acquired in Transfer Accounted for as Debt Securities, Accretable Yield Movement Schedule [Roll Forward]
Balance at beginning of year	(901)	(1,239)	(1,617)
Advances and increases in cash flows expected to be collected	28	42	48
Reductions resulting from repayments	247	191	307
Increase (reduction) resulting from changes in allowances for credit losses	166	105	(99)
Reductions resulting from charge-offs	262		122
Balance at end of year	(198)	(901)	(1,239)
Accretable difference
Certain Loans Acquired in Transfer Accounted for as Debt Securities, Accretable Yield Movement Schedule [Roll Forward]
Balance at beginning of year	(661)	(711)	(811)
Advances and increases in cash flows expected to be collected	(28)	(42)	(48)
Reductions resulting from repayments	177	92	148
Increase (reduction) resulting from changes in allowances for credit losses	0	0	0
Reductions resulting from charge-offs	0		0
Balance at end of year	(512)	(661)	(711)
Carrying amount
Certain Loans Acquired in Transfer Accounted for as Debt Securities, Accretable Yield Movement Schedule [Roll Forward]
Balance at beginning of year	2,969	4,051	5,588
Advances and increases in cash flows expected to be collected	45	25	36
Reductions resulting from repayments	(1,153)	(1,212)	(1,126)
Increase (reduction) resulting from changes in allowances for credit losses	166	105	(99)
Reductions resulting from charge-offs	(233)		(348)
Balance at end of year	$ 1,794	$ 2,969	$ 4,051